Investment Strategy - RCN Pareto Strategic Allocation ETF	Mar. 23, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, an actively-managed exchange-traded fund (“ETF”), seeks to achieve its investment objective by dynamically allocating across multiple asset classes based on systematic trend-following and momentum-driven signals. The term “pareto” is a reference to the “pareto principle,” which is a theory that roughly 80% of effects come from 20% of causes, meaning that a small portion of inputs generates the majority of outputs. For the Fund, this term refers to the investment process of the Fund’s investment sub-adviser, RCN Wealth Advisors, Inc. (the “Sub-Adviser”).

The Sub-Adviser employs a dynamic allocation model that employs a rules-based approach to evaluate the prevailing trend and momentum strength of several major asset classes, including U.S. and international equities (including those located in emerging markets), gold, bitcoin, commodities, U.S. Treasury securities, and U.S. investment grade corporate bonds (i.e., generally rated Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”), BBB- or higher by S&P Global Ratings Group, a division of S&P Global Inc. (“S&P”), BBB- or higher by Fitch Ratings, Inc. (“Fitch”)) or, if unrated, considered by the Sub-Adviser to be of equivalent quality. The dynamic allocation model’s trade signal inputs are human generated. To gain these investment exposures, the Fund will generally invest in other pooled investment vehicles, such as other ETFs and exchange-traded products (“ETPs”).

With respect to the Fund’s equity exposure, allocations will generally be made to broad based securities market indices through investments in other ETFs, and the Fund may have exposure to equity securities of companies of all market capitalizations. However, the Fund may directly invest in the top holdings of a particular equity market index, rather than owning the entire index through an ETF investment. This approach is generally taken when the top holdings of an index are exhibiting positive relative momentum (i.e. outperforming the index as a whole) or if the top positions make up a significant portion (e.g., in excess of 50%) of the total market capitalization of the index.

Under normal market conditions, allocation to the equity asset class is approximately 70% of the Fund’s net assets. However, the total allocation to the equity asset class will increase or decrease based on market performance and conditions. The Fund’s allocation to the equity asset class may range between 0% and 100%, depending on market conditions. When equity trends and momentum signals weaken or signal an exit condition pursuant to the Sub-Adviser’s investment process, the Fund systematically reduces equity exposure and reallocates toward short-term Treasury securities until conditions turn positive again, at which point equity allocations may be increased. Signals are derived from various data points, including, moving averages, price averages, rate of change and market breadth (i.e. advance-decline data). Entry and exit signals will compare closing prices relative to these various averages, as well as, when moving averages cross price averages. Ratios of one security to another are also used to calculate relative momentum in determining which security to hold.

To mitigate the impact of drawdowns (i.e., a significant decline in the overall markets) and provide balance through changing market regimes, the Fund also allocates a portion of the portfolio to the other major asset classes, i.e., gold, Treasury bonds, bitcoin, commodities and U.S. investment grade corporate bonds.. Allocations to each of these other asset classes are systematically based on the prevailing trend and/or momentum strength of each asset class either on its own or relative to other asset classes, and are generally made through investments in other ETFs and ETPs. The Fund may also engage in covered call options strategies to seek to generate options premiums for the Fund and/or for hedging purposes during periods of high market volatility. Options premiums are generated when the Fund writes call options.

The Sub-Adviser may also allocate Fund assets to ETFs or ETPs that provide exposure to managed futures strategies. Managed futures strategies typically involve a portfolio of actively traded futures contracts on various asset classes, including but not limited to equities, bonds, currencies, and commodities, and may be used by the Sub-Adviser as an additional means of gaining asset class exposures with a low correlation, and often inverse correlation, to equities. Managed futures strategies are typically designed to profit from increased price movement, regardless of direction, and can be used by the Sub-Adviser to hedge against volatile markets.

Cayman Subsidiary

The Fund intends to gain exposure to certain ETPs indirectly through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by the Tidal Investments LLC, the Fund’s investment adviser (the “Adviser” or “Tidal”), and sub-advised by the Sub-Adviser. The Fund may invest up to 25% of its total assets in the Subsidiary, tested at the end of each fiscal quarter. The Subsidiary will generally invest in investments that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in such investments; however, the Subsidiary will comply with the same 1940 Act requirements that are applicable to the Fund’s investments. In addition, the Subsidiary will be subject to the same fundamental investment restrictions as the Fund and will comply with them on an aggregate basis with the Fund, and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. Because the value of the Subsidiary must not exceed 25% of the Fund’s value at the close of any quarter, the Subsidiary may need to sell assets as a quarter end approaches and pay a dividend to the Fund. This dividend will constitute qualifying income for RIC purposes. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary.

Other Fund Attributes

The Fund will generally hold between 3 and 20 portfolio holdings.

The Fund’s strategy is expected to result in a high annual portfolio turnover rate.

The Sub-Adviser’s investment process is systematic, repeatable, and disciplined, applying quantitative rules to evaluate asset classes regularly and adjust exposure as trends evolve. The Fund rebalances its portfolio as frequently as dictated by the model, but at least annually.

Strategy Portfolio Concentration [Text]	Under normal market conditions, allocation to the equity asset class is approximately 70% of the Fund’s net assets. However, the total allocation to the equity asset class will increase or decrease based on market performance and conditions.